Revenue From Contracts With Customers	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customers
3.
REVENUE FROM CONTRACTS WITH CUSTOMERS

Contract Balances

The Group’s payments from customers are based on the billing terms established in contracts. Customers’ payment to the Group is generally made before the delivery of goods or the provision of service. Only corporate customers are offered credit terms between 7 to 30 days, as specified in each customer’s contract. Customer billings are classified as accounts receivable when the Group’s right to consideration is unconditional. If the right to consideration is conditional on future performance under the contract, the balance is recorded as a contract asset. The Group’s contract assets are insignificant as of December 31, 2022 and 2023.

The Group’s contract liabilities include payments received in advance of performance under revenue contracts which are included in “Customer advances and deferred revenue” on the Group’s consolidated balance sheets and are recognized as revenue as the Group performs under the contract. The customer advances and deferred revenue balances as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Deferred membership service revenue	148,645	139,597	19,662
Customer advances and prepaid cards	103,680	100,502	14,155
Deferred revenue related to loyalty points	685	181	26
Total	253,010	240,280	33,843

The Group recognized revenues that were previously deferred as contract liabilities of RMB117.8 million, RMB148.6 million and RMB131.3 million (US$18.5 million) during the years ended December 31, 2021, 2022 and 2023, respectively.

The Group does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Group recognizes revenue at the amount to which it has the right to invoice for services performed.

The Group had RMB148.6 million and RMB139.6 million (US$19.7 million) of deferred revenues related to membership service fees at December 31, 2022 and 2023 that are expected to be recognized as revenues over the remaining membership period of one to twelve months. The Group also had RMB103.7 million and RMB100.5 million (US$14.2 million) of deferred revenues related to customer advances and cash received for prepaid sales cards at December 31, 2022 and 2023 respectively, which are expected to be recognized as revenues in future periods upon the usage of the prepaid card balances to purchase the Group’s products. The Group had RMB0.7 million and RMB0.2 million (US$0.03 million) of deferred revenues at December 31, 2022 and 2023 related to unsatisfied performance obligations under the loyalty points program that will be recognized as revenues when the points are redeemed, which will occur over the next three months given their expiration period.